Segmented Information - Investments In Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Investments in associates	$ 3,656.3	$ 2,633.5
Additions to goodwill	1,212.3	216.0
Segment assets	64,090.1	43,384.4
Segment liabilities	45,678.1	31,564.3
Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	1,635.2	1,713.3
Additions to goodwill	934.4	88.8
Segment assets	53,037.2	35,289.9
Segment liabilities	37,123.2	23,483.0
Operating companies | Northbridge | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	218.6	206.9
Additions to goodwill	1.1	0.0
Segment assets	4,527.2	4,149.9
Segment liabilities	2,804.6	2,630.2
Operating companies | OdysseyRe | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	355.7	373.5
Additions to goodwill	0.0	0.0
Segment assets	11,316.1	10,334.8
Segment liabilities	7,248.4	6,370.5
Operating companies | Crum & Forster | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	263.2	153.5
Additions to goodwill	0.0	7.8
Segment assets	6,290.6	6,294.1
Segment liabilities	4,651.1	4,625.7
Operating companies | Zenith National | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	162.9	146.9
Additions to goodwill	0.0	0.0
Segment assets	2,586.8	2,590.7
Segment liabilities	1,653.8	1,633.1
Operating companies | Brit | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	231.4	217.8
Additions to goodwill	0.0	0.0
Segment assets	7,480.1	6,579.5
Segment liabilities	5,930.1	4,915.7
Operating companies | Allied World | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	210.5	0.0
Additions to goodwill	937.9	0.0
Segment assets	14,584.4	0.0
Segment liabilities	10,937.2	0.0
Operating companies | Fairfax Asia | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	100.9	487.3
Additions to goodwill	(24.2)	69.5
Segment assets	1,930.7	2,684.7
Segment liabilities	674.5	1,457.7
Operating companies | Other | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	92.0	127.4
Additions to goodwill	19.6	11.5
Segment assets	4,321.3	2,656.2
Segment liabilities	3,223.5	1,850.1
Reportable segments | Runoff
Disclosure of operating segments [line items]
Investments in associates	252.0	308.2
Additions to goodwill	0.0	0.0
Segment assets	5,207.2	5,709.5
Segment liabilities	3,456.5	3,970.4
Reportable segments | Other
Disclosure of operating segments [line items]
Investments in associates	1,250.8	255.3
Additions to goodwill	277.9	127.2
Segment assets	8,684.0	4,740.2
Segment liabilities	3,245.8	2,029.8
Corporate and Other and eliminations and adjustments
Disclosure of operating segments [line items]
Investments in associates	518.3	356.7
Additions to goodwill	0.0	0.0
Segment assets	(2,838.3)	(2,355.2)
Segment liabilities	$ 1,852.6	$ 2,081.1